Property, plant and equipment - Reconciliations of written down values (Details) $ in Thousands	3 Months Ended
Sep. 30, 2024 USD ($)
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	$ 441,371
Additions	185,901
Transfer from computer hardware prepayment	415,798
Disposals	(24,553)
Exchange differences	1,609
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(13,278)
Depreciation expense	(33,912)
Property, plant and equipment, ending balance	965,994
Land
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,601
Additions	322
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	15
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	3,938
Buildings
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	202,305
Additions	1,244
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	939
Impairment	0
Transfers in/(out)	73,317
Transfer to asset held for sale	0
Depreciation expense	(3,080)
Property, plant and equipment, ending balance	274,725
Plant and equipment
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	3,714
Additions	1,361
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	28
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(198)
Property, plant and equipment, ending balance	4,905
Mining hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	97,269
Additions	59,069
Transfer from computer hardware prepayment	415,798
Disposals	(24,553)
Exchange differences	202
Impairment	(6,942)
Transfers in/(out)	0
Transfer to asset held for sale	(13,278)
Depreciation expense	(28,917)
Property, plant and equipment, ending balance	498,648
HPC hardware
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	31,536
Additions	0
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	334
Impairment	0
Transfers in/(out)	0
Transfer to asset held for sale	0
Depreciation expense	(1,717)
Property, plant and equipment, ending balance	30,153
Development assets
Reconciliations of the written down values [Abstract]
Property, plant and equipment, beginning balance	102,946
Additions	123,905
Transfer from computer hardware prepayment	0
Disposals	0
Exchange differences	91
Impairment	0
Transfers in/(out)	(73,317)
Transfer to asset held for sale	0
Depreciation expense	0
Property, plant and equipment, ending balance	$ 153,625